Dividends	12 Months Ended
Dec. 31, 2022
Dividends
Dividends

B5    Dividends

	2022			2021			2020
	Cents per			Cents per			Cents per
	share		$m	share		$m	share		$m
Dividends relating to reporting year:
First interim dividend	5.74	¢	154	5.37	¢	140	5.37	¢	140
Second interim dividend	13.04	¢	359	11.86	¢	326	10.73	¢	280
Total relating to reporting year	18.78	¢	513	17.23	¢	466	16.10	¢	420
Dividends paid in reporting year:
Current year first interim dividend	5.74	¢	154	5.37	¢	138	5.37	¢	140
Second interim dividend for prior year	11.86	¢	320	10.73	¢	283	25.97	¢	674
Total paid in reporting year	17.60	¢	474	16.10	¢	421	31.34	¢	814

First and second interim dividends are recorded in the period in which they are paid. In addition to the dividends shown in the table above, on 13 September 2021, following approval by the Group's shareholders, Prudential plc demerged its US operations (Jackson) via a dividend in specie of $1,735 million.

Dividend per share

The 2022 first interim dividend of 5.74 cents per ordinary share was paid to eligible shareholders on 27 September 2022.

On 15 May 2023, Prudential will pay a second interim dividend of 13.04 cents per ordinary share for the year ended 31 December 2022. The second interim dividend will be paid to shareholders included on the UK register at 5.00pm (Greenwich Mean Time) and to shareholders on the HK branch register at 4.30pm (Hong Kong Time) on 24 March 2023 (Record Date), and also to the Holders of US American Depositary Receipts (ADRs) as at 24 March 2023. The second interim dividend will be paid on or about 22 May 2023 to shareholders with shares standing to the credit of their securities accounts with The Central Depository (Pte) Limited (CDP) at 5.00pm (Singapore Time) on the Record Date.

Shareholders holding shares on the UK or HK share registers will continue to receive their dividend payments in either GBP or HKD respectively, unless they elect otherwise. Shareholders holding shares on the UK or HK registers may elect to receive dividend payments in USD. Elections must be made through the relevant UK or HK share registrar on or before 19 April 2023. The corresponding amounts per share in GBP and HKD are expected to be announced on or about 27 April 2023. The USD to GBP and HKD conversion rates will be determined by the actual rates achieved by Prudential buying those currencies prior to the subsequent announcement.

Holders of ADRs will continue to receive their dividend payments in USD. Shareholders holding an interest in Prudential shares through CDP in Singapore will continue to receive their dividend payments in SGD at an exchange rate determined by CDP.

Shareholders on the UK register are eligible to participate in a Dividend Reinvestment Plan.